Condensed Separate Financial Information Of Ozon Holdings Plc - Summary of Condensed Statement of Cash Flows (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Condensed Statement Of Cash Flows For Parent Company [Line Items]
Net cash (used in)/ generated from operating activities	₽ (18,753)	₽ (13,626)	₽ 6,570
Net cash used in investing activities	(16,040)	(35,403)	(6,580)
Net cash (used in)/ generated from financing activities	18,394	53,892	102,567
Net (decrease)/increase in cash and cash equivalents for the year	(16,399)	4,863	102,557
Cash and cash equivalents at the beginning of the year	108,037	103,702	2,994
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,169)	(528)	(1,849)
Cash and cash equivalents at the end of the year	90,469	108,037	103,702
Parent [member]
Disclosure In Tabular Form Of Condensed Statement Of Cash Flows For Parent Company [Line Items]
Net cash (used in)/ generated from operating activities	(1,353)	(1,150)	(1,048)
Net cash used in investing activities	(44,222)	(67,941)	(28,272)
Net cash (used in)/ generated from financing activities	(2,269)	54,809	96,693
Net (decrease)/increase in cash and cash equivalents for the year	(47,844)	(14,282)	67,373
Cash and cash equivalents at the beginning of the year	51,419	65,645	167
Effects of exchange rate changes on the balance of cash held in foreign currencies	1,489	56	(1,895)
Cash and cash equivalents at the end of the year	₽ 5,064	₽ 51,419	₽ 65,645